Additional Information - Condensed Financial Information of the Parent Company - Condensed balance sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 9,600	$ 1,347	¥ 69,895	$ 9,845	¥ 63,461	¥ 109,916
Prepayment and other current assets, net	15,986	2,251	46,608
Total current assets	61,995	8,730	173,668
Non-current assets:
Total non-current assets	57,353	8,078	61,601
TOTAL ASSETS	119,348	16,808	235,269
Current liabilities:
Other taxes payable	12,203	1,719	24,727
Other current liabilities	20,466	2,879	23,691
Total current liabilities	86,764	12,217	108,559
Non-current liabilities:
Warrant liability	3,952	557
Other non-current liabilities			492
Total non-current liabilities	13,100	1,846	33,926
Total liabilities	99,864	14,063	142,485
SHAREHOLDERS' EQUITY
Treasury stock	(45,886)	(6,463)	(45,886)
Additional paid-in capital	1,306,496	184,016	1,296,951
Accumulated deficit	(1,233,106)	(173,679)	(1,150,135)
Accumulated other comprehensive loss	(8,291)	(1,167)	(8,416)
Total shareholders' equity	19,484	2,745	92,784		193,310	287,061
TOTAL LIABILITIES AND EQUITY	119,348	16,808	235,269
Parent Company
Current assets:
Cash and cash equivalents			57,168	$ 8,052	¥ 41,811	¥ 46,501
Common Class A [Member]
SHAREHOLDERS' EQUITY
Ordinary shares	236	33	235
Common Class B [Member]
SHAREHOLDERS' EQUITY
Ordinary shares	35	5	35
Reportable Legal Entities | Parent Company
Current assets:
Cash and cash equivalents	3,004	423	57,168
Prepayment and other current assets, net	9,797	1,380	5,712
Receivables due from subsidiaries, VIEs and subsidiaries of VIEs	135,144	19,035	121,957
Total current assets	147,945	20,838	184,837
Non-current assets:
Investments in subsidiaries, VIEs and subsidiaries of VIEs	(113,494)	(15,985)	(53,080)
Total non-current assets	(113,494)	(15,985)	(53,080)
TOTAL ASSETS	34,451	4,853	131,757
Current liabilities:
Other taxes payable	6,755	951	6,643
Other current liabilities	1,519	214	4,752
Payables due to subsidiaries, VIEs and subsidiaries of VIEs	2,741	386	2,710
Total current liabilities	11,015	1,551	14,105
Non-current liabilities:
Warrant liability	3,952	557	24,376
Other non-current liabilities			492
Total non-current liabilities	3,952	557	24,868
Total liabilities	14,967	2,108	38,973
SHAREHOLDERS' EQUITY
Treasury stock	(45,886)	(6,463)	(45,886)
Additional paid-in capital	1,306,496	184,016	1,296,951
Accumulated deficit	(1,233,106)	(173,679)	(1,150,135)
Accumulated other comprehensive loss	(8,291)	(1,167)	(8,416)
Total shareholders' equity	19,484	2,745	92,784
TOTAL LIABILITIES AND EQUITY	34,451	4,853	131,757
Reportable Legal Entities | Common Class A [Member] | Parent Company
SHAREHOLDERS' EQUITY
Ordinary shares	236	33	235
Reportable Legal Entities | Common Class B [Member] | Parent Company
SHAREHOLDERS' EQUITY
Ordinary shares	¥ 35	$ 5	¥ 35